CORRECTION OF IMMATERIAL ERRORS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Correction Of Immaterial Errors [Abstract]
CORRECTION OF IMMATERIAL ERRORS [Text Block]

12. CORRECTION OF IMMATERIAL ERRORS

As disclosed in our Form 10-K filed on April 15, 2026, certain revisions, noted below, were necessary to the previously filed financial statements for the three months ended March 31, 2025.

The Company determined $40,000 of grant income should have been recorded in the unaudited condensed consolidated interim statements of operations for the three months ended March 31, 2025, with a corresponding grant receivable in the condensed consolidated interim balance sheet. As of March 31, 2025, the Company was already entitled to receive the amount as reimbursement on its rent expenses pursuant to the Economic Development Agreement (Note 11).

The Company also determined research and development expenses of $255,479 was understated in the unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2025.

For the three months ended March 31, 2025, the corrected net loss is $2,653,107, or $0.13 per share.

The Company evaluated the corrections and has determined their impacts were immaterial, individually and in aggregate, to the previously issued unaudited condensed consolidated interim financial statements for the three months ended March 31, 2025.

12.  CORRECTION OF IMMATERIAL ERRORS

During the preparation of the Company's consolidated financial statements for the year ended December 31, 2025, the Company identified certain immaterial errors in the previously issued unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025; and for the three and nine months ended September 30, 2025.

The Company determined business development expenses of $376,125 and $376,125, respectively, should have been recorded in the unaudited condensed consolidated interim statements of operations for the three and six months ended June 30, 2025; and business development expenses of $472,500 and $848,625, respectively, should have been recorded in the unaudited condensed consolidated interim statements of operations for the three and nine months ended September 30, 2025.

A corresponding accounts payable and accrued liabilities of $376,125 and $848,625, should have been recorded in the condensed consolidated interim balance sheet as of June 30, 2025, and September 30, 2025, respectively.

As of the three and six months ended June 30, 2025, and three and nine months ended September 30, 2025, the Company received services from a consultant for business development services, however provided insufficient accruals for those services based on information available at the time of reporting for those periods.

The Company also determined consulting fees of $100,000, and $100,000 respectively, were overstated in the unaudited condensed consolidated interim statement of operations for the three and nine months ended September 30, 2025.

A corresponding prepaid expenses of $100,000, should have been recorded in the condensed consolidated interim balance sheet as of September 30, 2025.

The Company also determined research and development expenses of $255,479 was understated in the unaudited condensed consolidated interim statement of operations for the three months ended March 31, 2025. Correspondingly, the research and development expenses in the unaudited condensed consolidated interim statement of operations for the three months ended June 30, 2025 was overstated by $255,479.

For the three months ended March 31, 2025, the corrected net loss is $2,653,107, or $0.13 per share.

For the three and six months ended June 30, 2025, the corrected net loss is $1,934,427 and $4,587,534, respectively, or $0.09 per share, and $0.23 per share, respectively.

For the three and nine months ended September 30, 2025, the corrected net loss is $2,422,410 and $7,009,944, respectively, or $0.12 per share, and $0.34 per share, respectively.

The Company evaluated the corrections and has determined their impacts were immaterial, individually and in aggregate, to the previously issued unaudited condensed consolidated interim financial statements for the three and six months ended June 30, 2025; and the previously issued unaudited condensed consolidated interim financial statements for the three and nine months ended September 30, 2025.